Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

10. SUBSEQUENT EVENTS

On October 19, 2018, the Company, through its wholly-owned subsidiary, ICOx USA, Inc. (“ICOx USA”), entered into a master services agreement with BitRail, LLC (“BitRail”) to develop a blockchain-based payment processing application allowing the purchase and sale of cryptocurrencies (the “Payment Processing Application”) to be operated by BitRail Holdings, Inc. (“BitRail Holdings”), a company to be formed by BitRail.

Under the terms of the master services agreement, ICOx USA initially agreed to provide the services relating to the development of a web-based payment processing platform enabled by blockchain for the purchase and use of cryptocurrencies. The fee for these services will be provided at ICOx USA’s cost plus approved expenses, up to a maximum of $2,000,000. In addition, BitRail agreed that it will be responsible for paying all expenses charged by third parties to ICOx USA or BitRail relating to the master services agreement.

In addition, BitRail agreed to immediately form BitRail Holdings to conduct and operate the Payment Processing Application and the parties agreed that BitRail Holdings will initially have a board of five directors or managers, as applicable, three of which will be appointed by BitRail and two of which will be appointed by ICOx USA. In addition, the parties agreed that BitRail Holdings will issue warrants to ICOx USA allowing it to acquire up to 20% of ownership of BitRail Holdings for total consideration of $1, which warrants may be exercised by ICOx USA at any time in the future.

Either ICOx USA or BitRail may terminate the master services agreement or any statement of work to be negotiated by the parties upon the provision of 30 days written notice to the other party, upon receipt of which, the non-terminating party may elect to immediately terminate the master services agreement or applicable statement of work. Upon such termination, ICOx USA will be entitled to no further compensation except for (i) any fees earned and out-of-pocket expenses incurred prior to the termination and (ii) any other amounts or consideration as set forth in any statement of work which are to be paid upon or regardless of such termination.

On October 29, 2018, Ryde entered into amendment no. 3. Under the amendment no. 3, the Company agreed to provide to Ryde the services from October 1, 2018 to December 31, 2019 (the “2018-19 Services”) consisting of corporate development and governance, business development and technical services, business awareness services, financial and administrative services, and media management services. In addition, the Company agreed to provide to Ryde the monthly services from January 1, 2020 to December 31, 2020 (the “2020 Monthly Services”) consisting of board and corporate strategy management and board and corporate governance management.

On November 5, 2018, the Company entered into five amendment agreements (each, an “Amendment Agreement”) with Oceanside Strategies Inc. (“Oceanside”), pursuant to which the Company and Oceanside agreed to amend the terms of five previously issued convertible notes (each, a “Note”) outstanding in favor of Oceanside in the aggregate principal amount of $175,325. Pursuant to the Amendment Agreements, the parties agreed to: (i) reduce the interest payable to Oceanside under the Notes from 18.0% per annum to 8.0% per annum effective as of December 1, 2018, and (ii) make the interest payable only in cash on a quarterly basis commencing as of December 1, 2018.

The Notes were issued on September 14, 2015 (with the principal amount of $73,825), December 30, 2016 (with the principal amount of $50,000), December 30, 2016 (with the principal amount of $21,500), March 2, 2017 (with the principal amount of $20,000), and June 8, 2017 (with the principal amount of $10,000).

11. SUBSEQUENT EVENTS

On January 3, 2018, WENN Digital Inc. repaid the outstanding $100,000 loan plus accrued interest of $950.

As Lead Director, Mr. Geiskopf will be receiving $120,000 in annual compensation.

On January 22, 2018, we amended our 2017 Equity Incentive Plan to increase the number of shares of our common stock available for the grant of awards under the plan from 3,000,000 shares to 3,900,000 shares.

On February 9, 2018, we appointed Edmund C. Moy as a director of the Company. We granted 100,000 stock options to Mr. Moy at an exercise price of $0.60 per share. Mr. Moy will be receiving $50,000 in annual compensation.

On February 14, 2018, we changed our name from “AppCoin Innovations Inc.” to “ICOX Innovations Inc.”. The name change became effective with the OTC Pink operated by the OTC Markets Group at opening for trading on February 14, 2018 under the stock symbol “ICOX”.

On February 16, 2018, we appointed Steve Beauregard as Member of the Advisory Board of the Company. We granted 25,000 stock options at an exercise price of $0.60 per share. Mr. Beauregard will be receiving $25,000 in annual compensation.

On February 16, 2018, we appointed Russell Stidolph as Member of the Advisory Board of the Company. We granted 50,000 stock options at an exercise price of $0.60 per share.

On March 13, 2018, we entered into a loan agreement with Michael Blum whereby Mr. Blum advanced $100,000 to us. The principal amount of $100,000 is repayable on demand (but no longer than a term of six month) and bears simple interest at a rate of 12% per annum, which is payable upon repayment of the principal amount of $100,000. We are entitled to prepay the whole or any portion of the principal amount of $100,000, plus accrued interest on the portion of the principal amount of $100,000 being prepaid, at any time. The loan agreement provides that we must, within five days of the release of funds to us from our private placement of subscription receipts that closed in March 2018, repay the principal amount of $100,000 plus accrued interest in full. The loan agreement also provides that if we obtain any indebtedness on terms that are superior to the terms set forth in the loan agreement, then the terms under the loan agreement will be deemed to be amended, as of March 13, 2018, to match such superior terms in a manner and on terms as nearly equivalent as practicable to such superior terms.

On March 12 and 19, 2018, we completed private placements of an aggregate of 9,113,659 subscription receipts at a price of $0.60 per subscription receipt for aggregate gross proceeds of $5,468,195.40. In the event of the occurrence of the escrow release condition (as defined below), each subscription receipt will automatically convert into one share of our common stock, for no additional consideration. The subscription amounts will be held by an escrow agent until the escrow release condition. The escrow release condition is the receipt by our company of conditional approval for the listing of the shares of our common stock on a Canadian stock exchange. In the event that the escrow release condition is satisfied prior to 5:00 p.m. (Vancouver time) on May 31, 2018, we will deliver a notice to the escrow agent confirming the escrow release condition has been satisfied. Upon receipt of the notice, the escrow agent will, as soon as practicable thereafter, release the subscription amounts to our company and each subscription receipt will automatically convert into one share of our common stock without payment of any additional consideration. If the escrow release condition is not satisfied by 5:00 p.m. (Vancouver time) on May 31, 2018 or if we deliver a written default notice to the escrow agent that the escrow release condition will not be satisfied by that time, the subscription receipts will expire and be of no further force and effect, effective as of the earlier of (i) 5:00 p.m. (Vancouver time) on May 31, 2018 and (ii) the date of the receipt of the default notice, and the subscribers will be entitled to receive from the escrow agent a refund of the subscription amounts held in escrow, without interest and less applicable expenses. In connection with the closing of the private placements, we paid cash finder’s fees in the aggregate amount of $29,399.97 and we agreed to issue 160,865 shares of our common stock at a deemed price of $0.60 per share as the finder’s fee, which will be issued only if the subscription receipts are converted into shares of our common stock.

In connection with this private placement, the Company agreed with each subscriber who purchased these Subscription Receipts to prepare and file a registration statement with respect to 50% of the Shares issuable upon conversion of the Subscription Receipts with the United States Securities and Exchange Commission within 90 days following the closing of the private placement and agreed to use commercially reasonable efforts to have the registration statement declared effective by the United States Securities and Exchange Commission as soon as possible after filing.

None of the securities issued in the private placement have been registered under the United States Securities Act of 1933, as amended (the “1933 Act”), and none of them may be offered or sold in the United States absent registration or an applicable exemption from the registration requirements of the 1933 Act.

On March 27, 2018, we entered into a loan agreement with Greg Burnett whereby Mr. Burnett advanced $100,000 to us. The principal amount of $100,000 is repayable on demand (but no longer than a term of six month) and bears simple interest at a rate of 12% per annum, which is payable upon repayment of the principal amount of $100,000. We are entitled to prepay the whole or any portion of the principal amount of $100,000, plus accrued interest on the portion of the principal amount of $100,000 being prepaid, at any time. The loan agreement provides that we must, within five days of the release of funds to us from our private placement of subscription receipts that closed in March 2018, repay the principal amount of $100,000 plus accrued interest in full. The loan agreement also provides that if we obtain any indebtedness on terms that are superior to the terms set forth in the loan agreement, then the terms under the loan agreement will be deemed to be amended, as of March 27, 2018, to match such superior terms in a manner and on terms as nearly equivalent as practicable to such superior terms.